Share-based payments - Reconciliation of Outstanding Share Options (Details) - Share Options	6 Months Ended	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Jun. 30, 2024 shares $ / shares
Number of Options [Abstract]
Outstanding beginning of period (in shares) | shares	8,484,011	8,906,839
Granted during the period (in shares) | shares	0	34,454
Forfeited during the period (in shares) | shares	(13,299)	0
Exercised during the period (in shares) | shares	(582,158)	(457,282)
Outstanding end of period (in shares) | shares	7,888,554	8,484,011
Exercisable at end of period (in shares) | shares	2,854,914	3,332,076
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share) | $ / shares	$ 43.97	$ 41.93
Granted during the period (in dollars per share) | $ / shares	0	13.47
Forfeited during the year (in dollars per share) | $ / shares	1.53	0
Exercised during the period (in dollars per share) | $ / shares	1.53	1.89
Outstanding end of period (in dollars per share) | $ / shares	46.98	43.97
Exercisable at end of period (in dollars per share) | $ / shares	$ 3.61	$ 3.01